UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Freedom 2000 Fund

December 31, 2008

1.811312.104

F00-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 24.6%
	Shares	Value
Domestic Equity Funds - 24.3%
Fidelity 100 Index Fund	8,624,550	$ 57,267,014
Fidelity Blue Chip Growth Fund	640,550	16,852,882
Fidelity Disciplined Equity Fund	4,177,583	72,731,723
Fidelity Equity-Income Fund	2,207,220	68,136,871
Fidelity Growth Company Fund	1,028,620	50,361,255
Fidelity Series All-Sector Equity Fund	3,348,366	30,537,098
Fidelity Series Large Capital Value Fund	2,444,704	25,131,558
Fidelity Small Cap Growth Fund	596,670	5,185,063
Fidelity Small Cap Opportunities Fund	1,594,038	8,910,672
Fidelity Small Cap Value Fund	585,279	5,454,801
Fidelity Value Fund	477,137	19,018,677
TOTAL DOMESTIC EQUITY FUNDS		359,587,614
Foreign Large Growth Funds - 0.1%
Fidelity Diversified International Fund	63,949	1,375,546
International Equity Funds - 0.2%
Fidelity Europe Fund	68,522	1,560,941
Fidelity Japan Fund	80,572	718,702
Fidelity Overseas Fund	51,546	1,292,776
Fidelity Series Emerging Markets Fund	1,477	15,631
Fidelity Southeast Asia Fund	11,835	223,319
TOTAL INTERNATIONAL EQUITY FUNDS		3,811,369
TOTAL EQUITY FUNDS (Cost $484,463,993)		364,774,529
Fixed-Income Funds - 35.5%
	Shares	Value
High Yield Fixed-Income Funds - 4.2%
Fidelity Capital & Income Fund	5,432,746	$ 29,662,793
Fidelity High Income Fund	5,404,329	32,642,149
TOTAL HIGH YIELD FIXED-INCOME FUNDS		62,304,942
Investment Grade Fixed-Income Funds - 31.3%
Fidelity Government Income Fund	6,054,183	66,293,306
Fidelity Intermediate Bond Fund	7,305,498	66,406,973
Fidelity Investment Grade Bond Fund	17,028,903	108,133,532
Fidelity Series Investment Grade Bond Fund	6,075,571	64,947,856
Fidelity Strategic Real Return Fund	12,073,074	82,821,285
Fidelity Total Bond Fund	8,086,673	74,397,395
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		463,000,347
TOTAL FIXED-INCOME FUNDS (Cost $611,414,115)		525,305,289
Short-Term Funds - 39.9%

Fidelity Institutional Money Market Portfolio Institutional Class	298,725,881	298,725,880
Fidelity Short-Term Bond Fund	36,769,878	292,688,229
TOTAL SHORT-TERM FUNDS (Cost $622,844,572)		591,414,109
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,718,722,680)		$ 1,481,493,927
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,481,493,927	$ 1,481,493,927	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,719,270,248. Net unrealized depreciation aggregated $237,776,321, of which $18,104,441 related to appreciated investment securities and $255,880,762 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2005 Fund

December 31, 2008

1.811313.104

F05-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.7%
	Shares	Value
Domestic Equity Funds - 38.8%
Fidelity 100 Index Fund	7,616,074	$ 50,570,733
Fidelity Blue Chip Growth Fund	570,521	15,010,414
Fidelity Disciplined Equity Fund	3,653,283	63,603,660
Fidelity Equity-Income Fund	1,973,805	60,931,374
Fidelity Growth Company Fund	918,377	44,963,745
Fidelity Series All-Sector Equity Fund	2,893,207	26,386,044
Fidelity Series Large Cap Value Fund	2,085,749	21,441,499
Fidelity Small Cap Growth Fund	518,552	4,506,214
Fidelity Small Cap Opportunities Fund	1,410,853	7,886,666
Fidelity Small Cap Value Fund	521,051	4,856,194
Fidelity Value Fund	453,395	18,072,323
TOTAL DOMESTIC EQUITY FUNDS		318,228,866
International Equity Funds - 8.9%
Fidelity Diversified International Fund	1,108,526	23,844,390
Fidelity Europe Fund	753,321	17,160,652
Fidelity Japan Fund	629,690	5,616,833
Fidelity Overseas Fund	948,780	23,795,404
Fidelity Series Emerging Markets Fund	20,651	218,489
Fidelity Southeast Asia Fund	116,690	2,201,948
TOTAL INTERNATIONAL EQUITY FUNDS		72,837,716
TOTAL EQUITY FUNDS (Cost $575,664,221)		391,066,582
Fixed-Income Funds - 38.6%
	Shares	Value
High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund	3,330,611	$ 18,185,134
Fidelity High Income Fund	3,294,799	19,900,583
TOTAL HIGH YIELD FIXED-INCOME FUNDS		38,085,717
Investment Grade Fixed-Income Funds - 34.0%
Fidelity Government Income Fund	3,078,301	33,707,394
Fidelity Intermediate Bond Fund	4,280,563	38,910,313
Fidelity Investment Grade Bond Fund	10,396,448	66,017,446
Fidelity Series Investment Grade Bond Fund	3,061,006	32,722,151
Fidelity Strategic Real Return Fund	7,708,107	52,877,612
Fidelity Total Bond Fund	5,878,198	54,079,422
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		278,314,338
TOTAL FIXED-INCOME FUNDS (Cost $376,691,244)		316,400,055
Short-Term Funds - 13.7%

Fidelity Institutional Money Market Portfolio Institutional Class	55,998,725	55,998,725
Fidelity Short-Term Bond Fund	7,002,532	55,740,154
TOTAL SHORT-TERM FUNDS (Cost $117,303,717)		111,738,879
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,069,659,182)		$ 819,205,516
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 819,205,516	$ 819,205,516	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,069,686,210. Net unrealized depreciation aggregated $250,480,694, of which $7,709,948 related to appreciated investment securities and $258,190,642 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2010 Fund

December 31, 2008

1.811322.104

F10-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.4%
	Shares	Value
Domestic Equity Funds - 40.0%
Fidelity 100 Index Fund	100,382,540	$ 666,540,066
Fidelity Blue Chip Growth Fund	7,336,077	193,012,190
Fidelity Disciplined Equity Fund	47,079,024	819,645,802
Fidelity Equity-Income Fund	25,078,869	774,184,700
Fidelity Growth Company Fund	11,757,734	575,658,634
Fidelity Series All-Sector Equity Fund	34,477,237	314,432,401
Fidelity Series Large Cap Value Fund	23,310,142	239,628,257
Fidelity Small Cap Growth Fund	6,641,130	57,711,418
Fidelity Small Cap Opportunities Fund	17,949,603	100,338,278
Fidelity Small Cap Value Fund	6,584,759	61,369,951
Fidelity Value Fund	5,933,058	236,491,687
TOTAL DOMESTIC EQUITY FUNDS		4,039,013,384
International Equity Funds - 10.4%
Fidelity Diversified International Fund	15,763,295	339,068,486
Fidelity Europe Fund	11,324,191	257,965,075
Fidelity Japan Fund	8,898,299	79,372,828
Fidelity Overseas Fund	13,470,931	337,850,946
Fidelity Series Emerging Markets Fund	299,989	3,173,888
Fidelity Southeast Asia Fund	1,605,248	30,291,034
TOTAL INTERNATIONAL EQUITY FUNDS		1,047,722,257
TOTAL EQUITY FUNDS (Cost $7,111,582,165)		5,086,735,641
Fixed-Income Funds - 40.4%
	Shares	Value
High Yield Fixed-Income Funds - 4.8%
Fidelity Capital & Income Fund	42,379,883	$ 231,394,163
Fidelity High Income Fund	42,039,054	253,915,888
TOTAL HIGH YIELD FIXED-INCOME FUNDS		485,310,051
Investment Grade Fixed-Income Funds - 35.6%
Fidelity Government Income Fund	36,238,210	396,808,396
Fidelity Intermediate Bond Fund	60,320,188	548,310,508
Fidelity Investment Grade Bond Fund	149,203,533	947,442,434
Fidelity Series Investment Grade Bond Fund	30,852,667	329,815,013
Fidelity Strategic Real Return Fund	98,935,502	678,697,547
Fidelity Total Bond Fund	75,156,398	691,438,860
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,592,512,758
TOTAL FIXED-INCOME FUNDS (Cost $4,808,188,069)		4,077,822,809
Short-Term Funds - 9.2%

Fidelity Institutional Money Market Portfolio Institutional Class	465,013,853	465,013,853
Fidelity Short-Term Bond Fund	58,560,231	466,139,438
TOTAL SHORT-TERM FUNDS (Cost $981,086,845)		931,153,291
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $12,900,857,079)		$ 10,095,711,741
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 10,095,711,741	$ 10,095,711,741	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $12,909,391,915. Net unrealized depreciation aggregated $2,813,680,174, of which $153,870,208 related to appreciated investment securities and $2,967,550,382 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2015 Fund

December 31, 2008

1.811323.104

F15-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 53.1%
	Shares	Value
Domestic Equity Funds - 42.3%
Fidelity 100 Index Fund	61,080,397	$ 405,573,839
Fidelity Blue Chip Growth Fund	4,711,374	123,956,256
Fidelity Disciplined Equity Fund	30,438,090	529,927,142
Fidelity Equity-Income Fund	16,480,822	508,762,970
Fidelity Growth Company Fund	7,608,120	372,493,554
Fidelity Series All-Sector Equity Fund	23,073,022	210,425,960
Fidelity Series Large Cap Value Fund	16,743,826	172,126,535
Fidelity Small Cap Growth Fund	4,299,977	37,366,804
Fidelity Small Cap Opportunities Fund	11,728,199	65,560,634
Fidelity Small Cap Value Fund	4,384,535	40,863,863
Fidelity Value Fund	4,051,139	161,478,396
TOTAL DOMESTIC EQUITY FUNDS		2,628,535,953
International Equity Funds - 10.8%
Fidelity Diversified International Fund	10,555,744	227,054,057
Fidelity Europe Fund	6,729,194	153,291,037
Fidelity Japan Fund	5,378,831	47,979,174
Fidelity Overseas Fund	9,032,750	226,541,360
Fidelity Series Emerging Markets Fund	190,171	2,012,005
Fidelity Southeast Asia Fund	961,339	18,140,465
TOTAL INTERNATIONAL EQUITY FUNDS		675,018,098
TOTAL EQUITY FUNDS (Cost $4,937,458,677)		3,303,554,051
Fixed-Income Funds - 39.4%
	Shares	Value
High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	27,616,853	$ 150,788,016
Fidelity High Income Fund	27,010,694	163,144,593
TOTAL HIGH YIELD FIXED-INCOME FUNDS		313,932,609
Investment Grade Fixed-Income Funds - 34.3%
Fidelity Government Income Fund	23,712,144	259,647,976
Fidelity Intermediate Bond Fund	31,505,214	286,382,398
Fidelity Investment Grade Bond Fund	78,243,748	496,847,800
Fidelity Series Investment Grade Bond Fund	25,055,815	267,846,657
Fidelity Strategic Real Return Fund	57,408,956	393,825,438
Fidelity Total Bond Fund	46,639,925	429,087,306
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,133,637,575
TOTAL FIXED-INCOME FUNDS (Cost $2,905,754,878)		2,447,570,184
Short-Term Funds - 7.5%

Fidelity Institutional Money Market Portfolio Institutional Class	233,172,654	233,172,654
Fidelity Short-Term Bond Fund	29,009,473	230,915,408
TOTAL SHORT-TERM FUNDS (Cost $485,397,059)		464,088,062
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,328,610,614)		$ 6,215,212,297
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,215,212,297	$ 6,215,212,297	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $8,328,656,753. Net unrealized depreciation aggregated $2,113,444,456, of which $58,708,876 related to appreciated investment securities and $2,172,153,332 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2020 Fund

December 31, 2008

1.811330.104

F20-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 64.9%
	Shares	Value
Domestic Equity Funds - 51.6%
Fidelity 100 Index Fund	190,352,762	$ 1,263,942,340
Fidelity Blue Chip Growth Fund	14,193,964	373,443,206
Fidelity Disciplined Equity Fund	89,938,750	1,565,833,629
Fidelity Equity-Income Fund	49,196,737	1,518,703,265
Fidelity Growth Company Fund	22,579,783	1,105,506,177
Fidelity Series All-Sector Equity Fund	63,308,207	577,370,846
Fidelity Series Large Cap Value Fund	42,515,934	437,063,799
Fidelity Small Cap Growth Fund	12,740,758	110,717,187
Fidelity Small Cap Opportunities Fund	36,327,483	203,070,630
Fidelity Small Cap Value Fund	13,349,198	124,414,522
Fidelity Value Fund	12,156,755	484,568,235
TOTAL DOMESTIC EQUITY FUNDS		7,764,633,836
International Equity Funds - 13.3%
Fidelity Diversified International Fund	29,852,773	642,133,153
Fidelity Europe Fund	21,361,805	486,621,926
Fidelity Japan Fund	17,470,684	155,838,504
Fidelity Overseas Fund	25,581,410	641,581,766
Fidelity Series Emerging Markets Fund	564,703	5,974,557
Fidelity Southeast Asia Fund	3,177,355	59,956,688
TOTAL INTERNATIONAL EQUITY FUNDS		1,992,106,594
TOTAL EQUITY FUNDS (Cost $13,970,496,202)		9,756,740,430
Fixed-Income Funds - 34.1%
	Shares	Value
High Yield Fixed-Income Funds - 7.0%
Fidelity Capital & Income Fund	93,209,803	$ 508,925,523
Fidelity High Income Fund	90,518,516	546,731,836
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,055,657,359
Investment Grade Fixed-Income Funds - 27.1%
Fidelity Government Income Fund	40,416,705	442,562,916
Fidelity Intermediate Bond Fund	67,811,260	616,404,350
Fidelity Investment Grade Bond Fund	169,752,736	1,077,929,876
Fidelity Series Investment Grade Bond Fund	36,859,601	394,029,134
Fidelity Strategic Real Return Fund	108,892,530	747,002,752
Fidelity Total Bond Fund	86,510,052	795,892,482
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,073,821,510
TOTAL FIXED-INCOME FUNDS (Cost $6,211,719,441)		5,129,478,869
Short-Term Funds - 1.0%

Fidelity Institutional Money Market Portfolio Institutional Class	77,384,759	77,384,759
Fidelity Short-Term Bond Fund	9,917,539	78,943,609
TOTAL SHORT-TERM FUNDS (Cost $162,962,097)		156,328,368
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $20,345,177,740)		$ 15,042,547,667
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 15,042,547,667	$ 15,042,547,667	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $20,351,885,320. Net unrealized depreciation aggregated $5,309,337,653, of which $206,465,582 related to appreciated investment securities and $5,515,803,235 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2025 Fund

December 31, 2008

1.811340.104

F25-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 69.2%
	Shares	Value
Domestic Equity Funds - 55.0%
Fidelity 100 Index Fund	72,728,123	$ 482,914,737
Fidelity Blue Chip Growth Fund	5,818,849	153,093,910
Fidelity Disciplined Equity Fund	36,411,453	633,923,394
Fidelity Equity-Income Fund	20,223,183	624,289,646
Fidelity Growth Company Fund	9,265,266	453,627,447
Fidelity Series All-Sector Equity Fund	27,049,305	246,689,661
Fidelity Series Large Cap Value Fund	19,312,134	198,528,733
Fidelity Small Cap Growth Fund	5,227,069	45,423,229
Fidelity Small Cap Opportunities Fund	14,609,066	81,664,677
Fidelity Small Cap Value Fund	5,448,612	50,781,064
Fidelity Value Fund	5,076,109	202,333,721
TOTAL DOMESTIC EQUITY FUNDS		3,173,270,219
International Equity Funds - 14.2%
Fidelity Diversified International Fund	12,731,799	273,860,997
Fidelity Europe Fund	8,244,257	187,804,184
Fidelity Japan Fund	6,596,560	58,841,319
Fidelity Overseas Fund	10,962,688	274,944,225
Fidelity Series Emerging Markets Fund	228,888	2,421,630
Fidelity Southeast Asia Fund	1,191,803	22,489,327
TOTAL INTERNATIONAL EQUITY FUNDS		820,361,682
TOTAL EQUITY FUNDS (Cost $6,062,067,757)		3,993,631,901
Fixed-Income Funds - 30.8%
	Shares	Value
High Yield Fixed-Income Funds - 7.2%
Fidelity Capital & Income Fund	36,931,242	$ 201,644,582
Fidelity High Income Fund	35,648,299	215,315,723
TOTAL HIGH YIELD FIXED-INCOME FUNDS		416,960,305
Investment Grade Fixed-Income Funds - 23.6%
Fidelity Government Income Fund	14,059,088	153,947,015
Fidelity Intermediate Bond Fund	19,330,958	175,718,410
Fidelity Investment Grade Bond Fund	48,839,020	310,127,776
Fidelity Series Investment Grade Bond Fund	16,113,162	172,249,700
Fidelity Strategic Real Return Fund	37,599,570	257,933,048
Fidelity Total Bond Fund	31,718,890	291,813,788
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,361,789,737
TOTAL FIXED-INCOME FUNDS (Cost $2,175,043,101)		1,778,750,042
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,237,110,858)		$ 5,772,381,943
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,772,381,943	$ 5,772,381,943	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $8,237,171,977. Net unrealized depreciation aggregated $2,464,790,034, of which $43,107,402 related to appreciated investment securities and $2,507,897,436 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2030 Fund

December 31, 2008

1.811347.104

F30-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 78.6%
	Shares	Value
Domestic Equity Funds - 62.4%
Fidelity 100 Index Fund	153,036,533	$ 1,016,162,578
Fidelity Blue Chip Growth Fund	12,140,594	319,419,023
Fidelity Disciplined Equity Fund	72,425,071	1,260,920,479
Fidelity Equity-Income Fund	40,067,639	1,236,888,024
Fidelity Growth Company Fund	18,141,595	888,212,497
Fidelity Series All-Sector Equity Fund	49,832,233	454,469,968
Fidelity Series Large Cap Value Fund	32,428,284	333,362,762
Fidelity Small Cap Growth Fund	10,361,493	90,041,374
Fidelity Small Cap Opportunities Fund	30,002,741	167,715,325
Fidelity Small Cap Value Fund	11,125,322	103,688,005
Fidelity Value Fund	10,086,798	402,059,756
TOTAL DOMESTIC EQUITY FUNDS		6,272,939,791
International Equity Funds - 16.2%
Fidelity Diversified International Fund	23,752,982	510,926,635
Fidelity Europe Fund	18,306,103	417,013,030
Fidelity Japan Fund	14,698,973	131,114,835
Fidelity Overseas Fund	20,385,874	511,277,722
Fidelity Series Emerging Markets Fund	453,731	4,800,471
Fidelity Southeast Asia Fund	2,631,922	49,664,374
TOTAL INTERNATIONAL EQUITY FUNDS		1,624,797,067
TOTAL EQUITY FUNDS (Cost $11,607,072,483)		7,897,736,858
Fixed-Income Funds - 21.4%
	Shares	Value
High Yield Fixed-Income Funds - 7.5%
Fidelity Capital & Income Fund	66,425,633	$ 362,683,954
Fidelity High Income Fund	63,840,907	385,599,076
TOTAL HIGH YIELD FIXED-INCOME FUNDS		748,283,030
Investment Grade Fixed-Income Funds - 13.9%
Fidelity Government Income Fund	13,992,459	153,217,428
Fidelity Intermediate Bond Fund	21,367,102	194,226,959
Fidelity Investment Grade Bond Fund	53,587,660	340,281,641
Fidelity Series Investment Grade Bond Fund	17,714,873	189,371,987
Fidelity Strategic Real Return Fund	37,265,074	255,638,404
Fidelity Total Bond Fund	28,917,219	266,038,414
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,398,774,833
TOTAL FIXED-INCOME FUNDS (Cost $2,699,891,400)		2,147,057,863
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $14,306,963,883)		$ 10,044,794,721
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 10,044,794,721	$ 10,044,794,721	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $14,313,161,814. Net unrealized depreciation aggregated $4,268,367,093, of which $117,383,166 related to appreciated investment securities and $4,385,750,259 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2035 Fund

December 31, 2008

1.811348.104

F35-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 81.3%
	Shares	Value
Domestic Equity Funds - 64.5%
Fidelity 100 Index Fund	49,915,697	$ 331,440,227
Fidelity Blue Chip Growth Fund	4,142,798	108,997,018
Fidelity Disciplined Equity Fund	25,461,686	443,287,960
Fidelity Equity-Income Fund	14,290,453	441,146,293
Fidelity Growth Company Fund	6,466,594	316,604,419
Fidelity Series All-Sector Equity Fund	19,689,813	179,571,096
Fidelity Series Large Cap Value Fund	14,850,483	152,662,965
Fidelity Small Cap Growth Fund	3,693,554	32,096,983
Fidelity Small Cap Opportunities Fund	10,399,574	58,133,618
Fidelity Small Cap Value Fund	3,902,528	36,371,563
Fidelity Value Fund	3,585,997	142,937,827
TOTAL DOMESTIC EQUITY FUNDS		2,243,249,969
Foreign Large Growth Funds - 5.6%
Fidelity Diversified International Fund	9,135,908	196,513,371
International Equity Funds - 11.2%
Fidelity Europe Fund	5,788,295	131,857,353
Fidelity Japan Fund	4,634,672	41,341,278
Fidelity Overseas Fund	7,869,421	197,365,069
Fidelity Series Emerging Markets Fund	161,023	1,703,628
Fidelity Southeast Asia Fund	830,916	15,679,391
TOTAL INTERNATIONAL EQUITY FUNDS		387,946,719
TOTAL EQUITY FUNDS (Cost $4,295,855,629)		2,827,710,059
Fixed-Income Funds - 18.7%
	Shares	Value
High Yield Fixed-Income Funds - 7.3%
Fidelity Capital & Income Fund	22,785,870	$ 124,410,848
Fidelity High Income Fund	21,698,070	131,056,343
TOTAL HIGH YIELD FIXED-INCOME FUNDS		255,467,191
Investment Grade Fixed-Income Funds - 11.4%
Fidelity Government Income Fund	4,190,829	45,889,578
Fidelity Intermediate Bond Fund	4,997,579	45,427,994
Fidelity Investment Grade Bond Fund	12,771,253	81,097,458
Fidelity Series Investment Grade Bond Fund	6,784,201	72,523,110
Fidelity Strategic Real Return Fund	10,302,503	70,675,172
Fidelity Total Bond Fund	8,683,782	79,890,790
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		395,504,102
TOTAL FIXED-INCOME FUNDS (Cost $824,016,583)		650,971,293
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,119,872,212)		$ 3,478,681,352
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,478,681,352	$ 3,478,681,352	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $5,119,892,885. Net unrealized depreciation aggregated $1,641,211,533, of which $22,187,881 related to appreciated investment securities and $1,663,399,414 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2040 Fund

December 31, 2008

1.811349.104

F40-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.2%
	Shares	Value
Domestic Equity Funds - 66.8%
Fidelity 100 Index Fund	84,351,252	$ 560,092,311
Fidelity Blue Chip Growth Fund	6,811,604	179,213,299
Fidelity Disciplined Equity Fund	41,048,937	714,661,987
Fidelity Equity-Income Fund	22,994,245	709,832,340
Fidelity Growth Company Fund	10,260,113	502,335,148
Fidelity Series All-Sector Equity Fund	29,333,053	267,517,446
Fidelity Series Large Cap Value Fund	20,251,311	208,183,478
Fidelity Small Cap Growth Fund	5,803,681	50,433,986
Fidelity Small Cap Opportunities Fund	16,968,385	94,853,272
Fidelity Small Cap Value Fund	6,385,425	59,512,160
Fidelity Value Fund	6,249,027	249,086,229
TOTAL DOMESTIC EQUITY FUNDS		3,595,721,656
International Equity Funds - 17.4%
Fidelity Diversified International Fund	13,973,003	300,559,304
Fidelity Europe Fund	10,197,751	232,304,776
Fidelity Japan Fund	8,122,815	72,455,509
Fidelity Overseas Fund	12,011,857	301,257,378
Fidelity Series Emerging Markets Fund	261,392	2,765,525
Fidelity Southeast Asia Fund	1,442,886	27,227,252
TOTAL INTERNATIONAL EQUITY FUNDS		936,569,744
TOTAL EQUITY FUNDS (Cost $6,734,916,299)		4,532,291,400
Fixed-Income Funds - 15.8%
	Shares	Value
High Yield Fixed-Income Funds - 9.5%
Fidelity Capital & Income Fund	45,642,682	$ 249,209,046
Fidelity High Income Fund	42,924,900	259,266,395
TOTAL HIGH YIELD FIXED-INCOME FUNDS		508,475,441
Investment Grade Fixed-Income Funds - 6.3%
Fidelity Government Income Fund	3,347,137	36,651,155
Fidelity Intermediate Bond Fund	5,209,951	47,358,450
Fidelity Investment Grade Bond Fund	12,787,534	81,200,842
Fidelity Series Investment Grade Bond Fund	4,477,224	47,861,526
Fidelity Strategic Real Return Fund	9,719,798	66,677,813
Fidelity Total Bond Fund	6,637,841	61,068,133
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		340,817,919
TOTAL FIXED-INCOME FUNDS (Cost $1,140,060,244)		849,293,360
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,874,976,543)		$ 5,381,584,760
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,381,584,760	$ 5,381,584,760	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $7,875,580,976. Net unrealized depreciation aggregated $2,493,996,216, of which $49,002,537 related to appreciated investment securities and $2,542,998,753 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2045 Fund

December 31, 2008

1.843410.102

F45-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 85.2%
	Shares	Value
Domestic Equity Funds - 67.4%
Fidelity 100 Index Fund	9,497,952	$ 63,066,403
Fidelity Blue Chip Growth Fund	1,076,765	28,329,686
Fidelity Disciplined Equity Fund	6,350,546	110,563,004
Fidelity Equity-Income Fund	3,487,209	107,650,130
Fidelity Growth Company Fund	1,526,177	74,721,619
Fidelity Series All-Sector Equity Fund	4,641,931	42,334,412
Fidelity Series Large Cap Value Fund	3,867,302	39,755,863
Fidelity Small Cap Growth Fund	876,894	7,620,212
Fidelity Small Cap Opportunities Fund	2,571,276	14,373,435
Fidelity Small Cap Value Fund	953,051	8,882,434
Fidelity Value Fund	1,055,412	42,068,720
TOTAL DOMESTIC EQUITY FUNDS		539,365,918
International Equity Funds - 17.8%
Fidelity Diversified International Fund	2,185,065	47,000,745
Fidelity Europe Fund	1,486,364	33,859,379
Fidelity Japan Fund	1,167,891	10,417,585
Fidelity Overseas Fund	1,869,737	46,892,998
Fidelity Series Emerging Markets Fund	38,052	402,586
Fidelity Southeast Asia Fund	207,509	3,915,687
TOTAL INTERNATIONAL EQUITY FUNDS		142,488,980
TOTAL EQUITY FUNDS (Cost $996,265,781)		681,854,898
Fixed-Income Funds - 14.8%
	Shares	Value
High Yield Fixed-Income Funds - 9.6%
Fidelity Capital & Income Fund	6,858,907	$ 37,449,635
Fidelity High Income Fund	6,575,646	39,716,902
TOTAL HIGH YIELD FIXED-INCOME FUNDS		77,166,537
Investment Grade Fixed-Income Funds - 5.2%
Fidelity Government Income Fund	1,005,832	11,013,855
Fidelity Intermediate Bond Fund	393,229	3,574,449
Fidelity Investment Grade Bond Fund	987,288	6,269,278
Fidelity Series Investment Grade Bond Fund	600,541	6,419,786
Fidelity Strategic Real Return Fund	1,098,224	7,533,818
Fidelity Total Bond Fund	698,844	6,429,363
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		41,240,549
TOTAL FIXED-INCOME FUNDS (Cost $154,765,020)		118,407,086
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,151,030,801)		$ 800,261,984
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 800,261,984	$ 800,261,984	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,151,034,689. Net unrealized depreciation aggregated $350,772,705, of which $7,059,716 related to appreciated investment securities and $357,832,421 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2050 Fund

December 31, 2008

1.843411.102

F50-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.7%
	Shares	Value
Domestic Equity Funds - 68.9%
Fidelity 100 Index Fund	8,090,175	$ 53,718,759
Fidelity Blue Chip Growth Fund	937,411	24,663,290
Fidelity Disciplined Equity Fund	5,416,437	94,300,160
Fidelity Equity-Income Fund	2,927,504	90,372,061
Fidelity Growth Company Fund	1,279,019	62,620,791
Fidelity Series All-Sector Equity Fund	4,313,549	39,339,570
Fidelity Series Large Cap Value Fund	3,418,196	35,139,054
Fidelity Small Cap Growth Fund	745,884	6,481,734
Fidelity Small Cap Opportunities Fund	2,186,710	12,223,708
Fidelity Small Cap Value Fund	813,962	7,586,130
Fidelity Value Fund	867,959	34,596,864
TOTAL DOMESTIC EQUITY FUNDS		461,042,121
International Equity Funds - 20.8%
Fidelity Diversified International Fund	2,100,143	45,174,084
Fidelity Europe Fund	1,507,741	34,346,337
Fidelity Japan Fund	1,188,991	10,605,798
Fidelity Overseas Fund	1,796,634	45,059,571
Fidelity Series Emerging Markets Fund	37,459	396,320
Fidelity Southeast Asia Fund	209,579	3,954,757
TOTAL INTERNATIONAL EQUITY FUNDS		139,536,867
TOTAL EQUITY FUNDS (Cost $900,106,228)		600,578,988
Fixed-Income Funds - 10.3%
	Shares	Value
High Yield Fixed-Income Funds - 9.7%
Fidelity Capital & Income Fund	5,817,783	$ 31,765,098
Fidelity High Income Fund	5,545,918	33,497,343
TOTAL HIGH YIELD FIXED-INCOME FUNDS		65,262,441
Investment Grade Fixed-Income Funds - 0.6%
Fidelity Government Income Fund	60,849	666,298
Fidelity Intermediate Bond Fund	38,032	345,715
Fidelity Investment Grade Bond Fund	86,511	549,347
Fidelity Series Investment Grade Bond Fund	88,738	948,613
Fidelity Strategic Real Return Fund	96,728	663,552
Fidelity Total Bond Fund	67,266	618,846
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,792,371
TOTAL FIXED-INCOME FUNDS (Cost $97,970,095)		69,054,812
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $998,076,323)		$ 669,633,800
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 669,633,800	$ 669,633,800	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $998,078,726. Net unrealized depreciation aggregated $328,444,926, of which $4,759,161 related to appreciated investment securities and $333,204,087 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom Income Fund

December 31, 2008

1.811331.104

FRI-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 21.1%
	Shares	Value
Domestic Equity Funds - 21.1%
Fidelity 100 Index Fund	11,160,203	$ 74,103,751
Fidelity Blue Chip Growth Fund	822,523	21,640,584
Fidelity Disciplined Equity Fund	5,435,039	94,624,032
Fidelity Equity-Income Fund	2,880,633	88,925,142
Fidelity Growth Company Fund	1,331,578	65,194,071
Fidelity Series All-Sector Equity Fund	4,369,447	39,849,355
Fidelity Series Large Cap Value Fund	3,122,747	32,101,836
Fidelity Small Cap Growth Fund	766,959	6,664,872
Fidelity Small Cap Opportunities Fund	2,017,807	11,279,539
Fidelity Small Cap Value Fund	740,728	6,903,581
Fidelity Value Fund	582,291	23,210,136
TOTAL EQUITY FUNDS (Cost $611,193,820)		464,496,899
Fixed-Income Funds - 38.3%

High Yield Fixed-Income Funds - 4.1%
Fidelity Capital & Income Fund	7,888,726	43,072,446
Fidelity High Income Fund	7,872,144	47,547,749
TOTAL HIGH YIELD FIXED-INCOME FUNDS		90,620,195

	Shares	Value
Investment Grade Fixed-Income Funds - 34.2%
Fidelity Government Income Fund	9,289,876	$ 101,724,140
Fidelity Intermediate Bond Fund	12,574,496	114,302,171
Fidelity Investment Grade Bond Fund	29,365,727	186,472,369
Fidelity Series Investment Grade Bond Fund	9,447,718	100,996,104
Fidelity Strategic Real Return Fund	19,225,981	131,890,233
Fidelity Total Bond Fund	12,608,307	115,996,428
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		751,381,445
TOTAL FIXED-INCOME FUNDS (Cost $985,869,810)		842,001,640
Short-Term Funds - 40.6%

Fidelity Institutional Money Market Portfolio Institutional Class	452,089,921	452,089,921
Fidelity Short-Term Bond Fund	55,464,553	441,497,843
TOTAL SHORT-TERM FUNDS (Cost $940,803,877)		893,587,764
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,537,867,507)		$ 2,200,086,303
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,200,086,303	$ 2,200,086,303	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,538,523,442. Net unrealized depreciation aggregated $338,437,139, of which $23,181,609 related to appreciated investment securities and $361,618,748 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2005 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2008

1.811311.104

AFF5-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.6%
	Shares	Value
Domestic Equity Funds - 38.2%
Fidelity 100 Index Fund	427,174	$ 2,836,433
Fidelity Advisor Equity Growth Fund Institutional Class	173,424	6,279,679
Fidelity Advisor Equity Income Fund Institutional Class	529,879	9,113,922
Fidelity Advisor Growth & Income Fund Institutional Class	680,998	8,171,978
Fidelity Advisor Large Cap Fund Institutional Class	705,047	7,501,705
Fidelity Advisor Small Cap Fund Institutional Class	118,275	2,118,311
Fidelity Series All-Sector Equity Fund	1,107,420	10,099,667
Fidelity Series Large Capital Value Fund	71,594	735,984
Fidelity Small Cap Opportunities Fund	354,374	1,980,949
TOTAL DOMESTIC EQUITY FUNDS		48,838,628
International Equity Funds - 8.4%
Fidelity Advisor Diversified International Fund Institutional Class	438,782	5,427,739
Fidelity Advisor Overseas Fund Institutional Class	392,221	5,220,457
Fidelity Series Emerging Markets Fund	3,322	35,147
TOTAL INTERNATIONAL EQUITY FUNDS		10,683,343
TOTAL EQUITY FUNDS (Cost $85,293,907)		59,521,971
Fixed-Income Funds - 37.8%
	Shares	Value
High Yield Fixed-Income Funds - 4.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,043,880	$ 5,678,705
Investment Grade Fixed-Income Funds - 33.4%
Fidelity Advisor Government Income Fund Institutional Class	984,224	10,787,090
Fidelity Advisor Intermediate Bond Fund Institutional Class	700,291	6,645,758
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,144,871	7,842,364
Fidelity Advisor Total Bond Fund Institutional Class	1,467,172	13,483,311
Fidelity Series Investment Grade Bond Fund	356,144	3,807,184
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		42,565,707
TOTAL FIXED-INCOME FUNDS (Cost $56,828,138)		48,244,412
Short-Term Funds - 15.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	1,132,651	9,842,737
Fidelity Institutional Money Market Portfolio Institutional Class	10,022,222	10,022,222
TOTAL SHORT-TERM FUNDS (Cost $20,527,345)		19,864,959
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $162,649,390)		$ 127,631,342
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 127,631,342	$ 127,631,342	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $162,650,375. Net unrealized depreciation aggregated $35,019,033, of which $1,412,202 related to appreciated investment securities and $36,431,235 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2010 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2008

1.811320.104

AFF10-QTLY-0209

Fidelity Advisor Freedom 2010 Fund

Investments December 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.0%
	Shares	Value
Domestic Equity Funds - 40.0%
Fidelity 100 Index Fund	2,293,863	$ 15,231,248
Fidelity Advisor Equity Growth Fund Institutional Class	933,956	33,818,536
Fidelity Advisor Equity Income Fund Institutional Class	2,867,674	49,323,994
Fidelity Advisor Growth & Income Fund Institutional Class	3,636,565	43,638,776
Fidelity Advisor Large Cap Fund Institutional Class	3,816,552	40,608,108
Fidelity Advisor Small Cap Fund Institutional Class	626,980	11,229,211
Fidelity Series All-Sector Equity Fund	5,946,300	54,230,253
Fidelity Series Large Capital Value Fund	330,260	3,395,077
Fidelity Small Cap Opportunities Fund	1,856,047	10,375,302
TOTAL DOMESTIC EQUITY FUNDS		261,850,505
International Equity Funds - 10.0%
Fidelity Advisor Diversified International Fund Institutional Class	2,677,047	33,115,073
Fidelity Advisor Overseas Fund Institutional Class	2,386,165	31,759,859
Fidelity Series Emerging Markets Fund	19,655	207,953
TOTAL INTERNATIONAL EQUITY FUNDS		65,082,885
TOTAL EQUITY FUNDS (Cost $457,812,622)		326,933,390
Fixed-Income Funds - 39.2%
	Shares	Value
High Yield Fixed-Income Funds - 4.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	5,323,056	$ 28,957,422
Investment Grade Fixed-Income Funds - 34.8%
Fidelity Advisor Government Income Fund Institutional Class	5,317,717	58,282,176
Fidelity Advisor Intermediate Bond Fund Institutional Class	3,777,209	35,845,718
Fidelity Advisor Strategic Real Return Fund Institutional Class	6,077,265	41,629,267
Fidelity Advisor Total Bond Fund Institutional Class	8,054,823	74,023,821
Fidelity Series Investment Grade Bond Fund	1,629,246	17,416,643
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		227,197,625
TOTAL FIXED-INCOME FUNDS (Cost $301,043,134)		256,155,047
Short-Term Funds - 10.8%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,029,914	35,019,953
Fidelity Institutional Money Market Portfolio Institutional Class	35,589,534	35,589,534
TOTAL SHORT-TERM FUNDS (Cost $73,201,384)		70,609,487
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $832,057,140)		$ 653,697,924
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 653,697,924	$ 653,697,924	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $832,068,264. Net unrealized depreciation aggregated $178,370,340, of which $7,516,849 related to appreciated investment securities and $185,887,189 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2015 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2008

1.811321.104

AFF15-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.3%
	Shares	Value
Domestic Equity Funds - 41.9%
Fidelity 100 Index Fund	3,011,022	$ 19,993,183
Fidelity Advisor Equity Growth Fund Institutional Class	1,218,424	44,119,147
Fidelity Advisor Equity Income Fund Institutional Class	3,772,209	64,881,998
Fidelity Advisor Growth & Income Fund Institutional Class	4,753,670	57,044,037
Fidelity Advisor Large Cap Fund Institutional Class	5,004,924	53,252,396
Fidelity Advisor Small Cap Fund Institutional Class	842,873	15,095,847
Fidelity Series All-Sector Equity Fund	7,923,188	72,259,476
Fidelity Series Large Capital Value Fund	708,315	7,281,473
Fidelity Small Cap Opportunities Fund	2,483,890	13,884,944
TOTAL DOMESTIC EQUITY FUNDS		347,812,501
International Equity Funds - 10.4%
Fidelity Advisor Diversified International Fund Institutional Class	3,521,812	43,564,817
Fidelity Advisor Overseas Fund Institutional Class	3,160,615	42,067,792
Fidelity Series Emerging Markets Fund	26,584	281,261
TOTAL INTERNATIONAL EQUITY FUNDS		85,913,870
TOTAL EQUITY FUNDS (Cost $621,682,589)		433,726,371
Fixed-Income Funds - 39.5%
	Shares	Value
High Yield Fixed-Income Funds - 4.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	7,316,455	$ 39,801,516
Investment Grade Fixed-Income Funds - 34.7%
Fidelity Advisor Government Income Fund Institutional Class	6,547,899	71,764,974
Fidelity Advisor Intermediate Bond Fund Institutional Class	4,405,881	41,811,812
Fidelity Advisor Strategic Real Return Fund Institutional Class	7,371,744	50,496,448
Fidelity Advisor Total Bond Fund Institutional Class	9,664,525	88,816,981
Fidelity Series Investment Grade Bond Fund	3,310,031	35,384,229
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		288,274,444
TOTAL FIXED-INCOME FUNDS (Cost $385,435,480)		328,075,960
Short-Term Funds - 8.2%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,903,116	33,918,076
Fidelity Institutional Money Market Portfolio Institutional Class	34,129,642	34,129,642
TOTAL SHORT-TERM FUNDS (Cost $70,314,257)		68,047,718
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,077,432,326)		$ 829,850,049
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 829,850,049	$ 829,850,049	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,077,448,742. Net unrealized depreciation aggregated $247,598,693, of which $9,811,501 related to appreciated investment securities and $257,410,194 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2020 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2008

1.811328.104

AFF20-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 65.3%
	Shares	Value
Domestic Equity Funds - 52.1%
Fidelity 100 Index Fund	5,900,200	$ 39,177,328
Fidelity Advisor Equity Growth Fund Institutional Class	2,439,292	88,326,767
Fidelity Advisor Equity Income Fund Institutional Class	7,515,336	129,263,781
Fidelity Advisor Growth & Income Fund Institutional Class	9,517,948	114,215,370
Fidelity Advisor Large Cap Fund Institutional Class	9,995,304	106,350,036
Fidelity Advisor Small Cap Fund Institutional Class	1,653,043	29,606,006
Fidelity Series All-Sector Equity Fund	14,162,805	129,164,778
Fidelity Series Large Cap Value Fund	1,062,611	10,923,637
Fidelity Small Cap Opportunities Fund	4,896,806	27,373,143
TOTAL DOMESTIC EQUITY FUNDS		674,400,846
International Equity Funds - 13.2%
Fidelity Advisor Diversified International Fund Institutional Class	6,991,956	86,490,501
Fidelity Advisor Overseas Fund Institutional Class	6,247,658	83,156,326
Fidelity Series Emerging Markets Fund	51,754	547,554
TOTAL INTERNATIONAL EQUITY FUNDS		170,194,381
TOTAL EQUITY FUNDS (Cost $1,206,417,753)		844,595,227
Fixed-Income Funds - 33.3%
	Shares	Value
High Yield Fixed-Income Funds - 6.6%
Fidelity Advisor High Income Advantage Fund Institutional Class	15,612,853	$ 84,933,918
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Advisor Government Income Fund Institutional Class	8,031,233	88,022,315
Fidelity Advisor Intermediate Bond Fund Institutional Class	5,586,824	53,018,964
Fidelity Advisor Strategic Real Return Fund Institutional Class	9,089,508	62,263,130
Fidelity Advisor Total Bond Fund Institutional Class	12,064,439	110,872,198
Fidelity Series Investment Grade Bond Fund	2,990,879	31,972,493
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		346,149,100
TOTAL FIXED-INCOME FUNDS (Cost $526,800,859)		431,083,018
Short-Term Funds - 1.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	1,032,205	8,969,860
Fidelity Institutional Money Market Portfolio Institutional Class	8,955,256	8,955,256
TOTAL SHORT-TERM FUNDS (Cost $18,412,892)		17,925,116
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,751,631,504)		$ 1,293,603,361
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,293,603,361	$ 1,293,603,361	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,751,660,645. Net unrealized depreciation aggregated $458,057,284, of which $12,948,971 related to appreciated investment securities and $471,006,255 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2025 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2008

1.811335.104

AFF25-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 69.5%
	Shares	Value
Domestic Equity Funds - 55.4%
Fidelity 100 Index Fund	3,743,483	$ 24,856,724
Fidelity Advisor Equity Growth Fund Institutional Class	1,580,237	57,220,392
Fidelity Advisor Equity Income Fund Institutional Class	4,897,867	84,243,315
Fidelity Advisor Growth & Income Fund Institutional Class	6,214,508	74,574,096
Fidelity Advisor Large Cap Fund Institutional Class	6,494,131	69,097,554
Fidelity Advisor Small Cap Fund Institutional Class	1,094,809	19,608,028
Fidelity Series All-Sector Equity Fund	9,008,691	82,159,264
Fidelity Series Large Cap Value Fund	881,030	9,056,992
Fidelity Small Cap Opportunities Fund	3,234,383	18,080,203
TOTAL DOMESTIC EQUITY FUNDS		438,896,568
International Equity Funds - 14.1%
Fidelity Advisor Diversified International Fund Institutional Class	4,573,252	56,571,121
Fidelity Advisor Overseas Fund Institutional Class	4,101,717	54,593,847
Fidelity Series Emerging Markets Fund	34,333	363,238
TOTAL INTERNATIONAL EQUITY FUNDS		111,528,206
TOTAL EQUITY FUNDS (Cost $805,080,095)		550,424,774
Fixed-Income Funds - 30.5%
	Shares	Value
High Yield Fixed-Income Funds - 6.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	10,007,652	54,441,627
Investment Grade Fixed-Income Funds - 23.6%
Fidelity Advisor Government Income Fund Institutional Class	4,162,170	45,617,380
Fidelity Advisor Intermediate Bond Fund Institutional Class	2,892,166	27,446,651
Fidelity Advisor Strategic Real Return Fund Institutional Class	4,846,583	33,199,093
Fidelity Advisor Total Bond Fund Institutional Class	6,313,499	58,021,052
Fidelity Series Investment Grade Bond Fund	2,129,466	22,763,988
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		187,048,164
TOTAL FIXED-INCOME FUNDS (Cost $297,656,314)		241,489,791
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,102,736,409)		$ 791,914,565
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 791,914,565	$ 791,914,565	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,102,751,987. Net unrealized depreciation aggregated $310,837,422, of which $7,362,893 related to appreciated investment securities and $318,200,315 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2030 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2008

1.811336.104

AFF30-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 78.2%
	Shares	Value
Domestic Equity Funds - 62.1%
Fidelity 100 Index Fund	5,237,843	$ 34,779,276
Fidelity Advisor Equity Growth Fund Institutional Class	2,092,775	75,779,366
Fidelity Advisor Equity Income Fund Institutional Class	6,685,472	114,990,118
Fidelity Advisor Growth & Income Fund Institutional Class	8,488,498	101,861,975
Fidelity Advisor Large Cap Fund Institutional Class	8,856,520	94,233,371
Fidelity Advisor Small Cap Fund Institutional Class	1,553,096	27,815,946
Fidelity Series All-Sector Equity Fund	10,910,846	99,506,919
Fidelity Series Large Cap Value Fund	1,414,301	14,539,016
Fidelity Small Cap Opportunities Fund	4,544,640	25,404,538
TOTAL DOMESTIC EQUITY FUNDS		588,910,525
International Equity Funds - 16.1%
Fidelity Advisor Diversified International Fund Institutional Class	6,247,430	77,280,708
Fidelity Advisor Overseas Fund Institutional Class	5,633,232	74,978,321
Fidelity Series Emerging Markets Fund	45,865	485,251
TOTAL INTERNATIONAL EQUITY FUNDS		152,744,280
TOTAL EQUITY FUNDS (Cost $1,084,371,506)		741,654,805
Fixed-Income Funds - 21.8%
	Shares	Value
High Yield Fixed-Income Funds - 7.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	12,245,505	$ 66,615,547
Investment Grade Fixed-Income Funds - 14.8%
Fidelity Advisor Government Income Fund Institutional Class	3,035,520	33,269,302
Fidelity Advisor Intermediate Bond Fund Institutional Class	2,065,287	19,599,569
Fidelity Advisor Strategic Real Return Fund Institutional Class	3,346,760	22,925,308
Fidelity Advisor Total Bond Fund Institutional Class	4,360,946	40,077,093
Fidelity Series Investment Grade Bond Fund	2,239,026	23,935,183
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		139,806,455
TOTAL FIXED-INCOME FUNDS (Cost $262,990,403)		206,422,002
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,347,361,909)		$ 948,076,807
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 948,076,807	$ 948,076,807	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,347,380,317. Net unrealized depreciation aggregated $399,303,510, of which $6,494,234 related to appreciated investment securities and $405,797,744 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2035 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2008

1.811337.104

AFF35-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 81.1%
	Shares	Value
Domestic Equity Funds - 64.2%
Fidelity 100 Index Fund	2,595,831	$ 17,236,318
Fidelity Advisor Equity Growth Fund Institutional Class	1,057,436	38,289,754
Fidelity Advisor Equity Income Fund Institutional Class	3,393,127	58,361,774
Fidelity Advisor Growth & Income Fund Institutional Class	4,351,702	52,220,429
Fidelity Advisor Large Cap Fund Institutional Class	4,491,176	47,786,114
Fidelity Advisor Small Cap Fund Institutional Class	801,853	14,361,186
Fidelity Series All-Sector Equity Fund	5,752,515	52,462,934
Fidelity Series Large Cap Value Fund	831,043	8,543,124
Fidelity Small Cap Opportunities Fund	2,345,762	13,112,809
TOTAL DOMESTIC EQUITY FUNDS		302,374,442
International Equity Funds - 16.8%
Fidelity Advisor Diversified International Fund Institutional Class	3,224,242	39,883,877
Fidelity Advisor Overseas Fund Institutional Class	2,914,242	38,788,563
Fidelity Series Emerging Markets Fund	24,064	254,596
TOTAL INTERNATIONAL EQUITY FUNDS		78,927,036
TOTAL EQUITY FUNDS (Cost $568,369,318)		381,301,478
Fixed-Income Funds - 18.9%
	Shares	Value
High Yield Fixed-Income Funds - 7.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	6,193,307	$ 33,691,592
Investment Grade Fixed-Income Funds - 11.8%
Fidelity Advisor Government Income Fund Institutional Class	1,150,301	12,607,301
Fidelity Advisor Intermediate Bond Fund Institutional Class	798,806	7,580,671
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,317,637	9,025,815
Fidelity Advisor Total Bond Fund Institutional Class	1,707,841	15,695,055
Fidelity Series Investment Grade Bond Fund	975,934	10,432,729
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		55,341,571
TOTAL FIXED-INCOME FUNDS (Cost $116,045,322)		89,033,163
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $684,414,640)		$ 470,334,641
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 470,334,641	$ 470,334,641	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $684,422,190. Net unrealized depreciation aggregated $214,087,549, of which $3,122,942 related to appreciated investment securities and $217,210,491 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2040 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2008

1.811338.104

AFF40-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 83.3%
	Shares	Value
Domestic Equity Funds - 66.2%
Fidelity 100 Index Fund	4,174,342	$ 27,717,632
Fidelity Advisor Equity Growth Fund Institutional Class	1,476,330	53,457,925
Fidelity Advisor Equity Income Fund Institutional Class	4,804,801	82,642,574
Fidelity Advisor Growth & Income Fund Institutional Class	6,164,205	73,970,464
Fidelity Advisor Large Cap Fund Institutional Class	6,411,933	68,222,962
Fidelity Advisor Small Cap Fund Institutional Class	1,157,839	20,736,894
Fidelity Series All-Sector Equity Fund	8,185,983	74,656,165
Fidelity Series Large Cap Value Fund	1,227,319	12,616,837
Fidelity Small Cap Opportunities Fund	3,361,629	18,791,508
TOTAL DOMESTIC EQUITY FUNDS		432,812,961
International Equity Funds - 17.1%
Fidelity Advisor Diversified International Fund Institutional Class	4,567,632	56,501,603
Fidelity Advisor Overseas Fund Institutional Class	4,144,655	55,165,364
Fidelity Series Emerging Markets Fund	34,001	359,731
TOTAL INTERNATIONAL EQUITY FUNDS		112,026,698
TOTAL EQUITY FUNDS (Cost $797,853,629)		544,839,659
Fixed-Income Funds - 16.7%
	Shares	Value
High Yield Fixed-Income Funds - 9.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	10,937,477	$ 59,499,872
Investment Grade Fixed-Income Funds - 7.6%
Fidelity Advisor Government Income Fund Institutional Class	1,051,117	11,520,238
Fidelity Advisor Intermediate Bond Fund Institutional Class	762,505	7,236,169
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,114,712	7,635,775
Fidelity Advisor Total Bond Fund Institutional Class	1,562,207	14,356,681
Fidelity Series Investment Grade Bond Fund	871,240	9,313,558
TOTAL INVESTMENT GRADE-INCOME FUNDS		50,062,421
TOTAL FIXED-INCOME FUNDS (Cost $153,904,124)		109,562,293
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $951,757,753)		$ 654,401,952
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 654,401,952	$ 654,401,952	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $951,770,312. Net unrealized depreciation aggregated $297,368,360, of which $3,517,126 related to appreciated investment securities and $300,885,486 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2045 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2008

1.843408.102

AFF45-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.5%
	Shares	Value
Domestic Equity Funds - 66.9%
Fidelity 100 Index Fund	562,218	$ 3,733,130
Fidelity Advisor Equity Growth Fund Institutional Class	236,003	8,545,664
Fidelity Advisor Equity Income Fund Institutional Class	747,062	12,849,469
Fidelity Advisor Growth & Income Fund Institutional Class	988,849	11,866,191
Fidelity Advisor Large Cap Fund Institutional Class	1,025,507	10,911,391
Fidelity Advisor Small Cap Fund Institutional Class	186,042	3,332,015
Fidelity Series All-Sector Equity Fund	1,416,378	12,917,362
Fidelity Series Large Cap Value Fund	290,550	2,986,856
Fidelity Small Cap Opportunities Fund	559,977	3,130,272
TOTAL DOMESTIC EQUITY FUNDS		70,272,350
International Equity Funds - 17.6%
Fidelity Advisor Diversified International Fund Institutional Class	753,559	9,321,528
Fidelity Advisor Overseas Fund Institutional Class	686,472	9,136,945
Fidelity Series Emerging Markets Fund	5,430	57,448
TOTAL INTERNATIONAL EQUITY FUNDS		18,515,921
TOTAL EQUITY FUNDS (Cost $129,514,650)		88,788,271
Fixed-Income Funds - 15.5%
	Shares	Value
High Yield Fixed-Income Funds - 10.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,930,686	$ 10,502,931
Investment Grade Fixed-Income Funds - 5.5%
Fidelity Advisor Government Income Fund Institutional Class	133,023	1,457,928
Fidelity Advisor Intermediate Bond Fund Institutional Class	60,111	570,457
Fidelity Advisor Strategic Real Return Fund Institutional Class	143,947	986,037
Fidelity Advisor Total Bond Fund Institutional Class	126,905	1,166,257
Fidelity Series Investment Grade Bond Fund	151,016	1,614,365
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		5,795,044
TOTAL FIXED-INCOME FUNDS (Cost $22,420,036)		16,297,975
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $151,934,686)		$ 105,086,246
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 105,086,246	$ 105,086,246	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $151,936,396. Net unrealized depreciation aggregated $46,850,150, of which $848,842 related to appreciated investment securities and $47,698,992 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2050 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2008

1.843409.102

AFF50-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.4%
	Shares	Value
Domestic Equity Funds - 68.7%
Fidelity 100 Index Fund	536,439	$ 3,561,955
Fidelity Advisor Equity Growth Fund Institutional Class	220,547	7,986,013
Fidelity Advisor Equity Income Fund Institutional Class	702,078	12,075,744
Fidelity Advisor Growth & Income Fund Institutional Class	930,729	11,168,744
Fidelity Advisor Large Cap Fund Institutional Class	958,234	10,195,610
Fidelity Advisor Small Cap Fund Institutional Class	173,270	3,103,269
Fidelity Series All-Sector Equity Fund	1,278,986	11,664,351
Fidelity Series Large Cap Value Fund	234,929	2,415,068
Fidelity Small Cap Opportunities Fund	510,773	2,855,223
TOTAL DOMESTIC EQUITY FUNDS		65,025,977
International Equity Funds - 20.7%
Fidelity Advisor Diversified International Fund Institutional Class	799,442	9,889,098
Fidelity Advisor Overseas Fund Institutional Class	727,299	9,680,345
Fidelity Series Emerging Markets Fund	5,830	61,681
TOTAL INTERNATIONAL EQUITY FUNDS		19,631,124
TOTAL EQUITY FUNDS (Cost $124,165,724)		84,657,101
Fixed-Income Funds - 10.6%
	Shares	Value
High Yield Fixed-Income Funds - 10.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,731,388	$ 9,418,750
Investment Grade Fixed-Income Funds - 0.6%
Fidelity Advisor Government Income Fund Institutional Class	8,149	89,317
Fidelity Advisor Intermediate Bond Fund Institutional Class	12,601	119,586
Fidelity Advisor Strategic Real Return Fund Institutional Class	12,675	86,824
Fidelity Advisor Total Bond Fund Institutional Class	14,956	137,445
Fidelity Series Investment Grade Bond Fund	12,547	134,132
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		567,304
TOTAL FIXED-INCOME FUNDS (Cost $15,319,093)		9,986,054
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $139,484,817)		$ 94,643,155
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 94,643,155	$ 94,643,155	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $139,486,262. Net unrealized depreciation aggregated $44,843,107, of which $565,463 related to appreciated investment securities and $45,408,570 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom Income Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2008

1.811329.104

AFF-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 19.8%
	Shares	Value
Domestic Equity Funds - 19.8%
Fidelity 100 Index Fund	283,622	$ 1,883,253
Fidelity Advisor Equity Growth Fund Institutional Class	111,318	4,030,837
Fidelity Advisor Equity Income Fund Institutional Class	344,168	5,919,692
Fidelity Advisor Growth & Income Fund Institutional Class	433,010	5,196,117
Fidelity Advisor Large Cap Fund Institutional Class	455,280	4,844,176
Fidelity Advisor Small Cap Fund Institutional Class	75,852	1,358,508
Fidelity Series All-Sector Equity Fund	774,987	7,067,880
Fidelity Series Large Capital Value Fund	55,064	566,063
Fidelity Small Cap Opportunities Fund	225,427	1,260,137
TOTAL EQUITY FUNDS (Cost $43,688,133)		32,126,663
Fixed-Income Funds - 39.8%

High Yield Fixed-Income Funds - 4.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,297,089	7,056,163

	Shares	Value
Investment Grade Fixed-Income Funds - 35.4%
Fidelity Advisor Government Income Fund Institutional Class	1,273,548	$ 13,958,090
Fidelity Advisor Intermediate Bond Fund Institutional Class	895,443	8,497,752
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,481,387	10,147,503
Fidelity Advisor Total Bond Fund Institutional Class	1,924,142	17,682,864
Fidelity Series Investment Grade Bond Fund	683,726	7,309,030
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		57,595,239
TOTAL FIXED-INCOME FUNDS (Cost $75,185,476)		64,651,402
Short-Term Funds - 40.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,756,689	32,645,625
Fidelity Institutional Money Market Portfolio Institutional Class	33,121,713	33,121,715
TOTAL SHORT-TERM FUNDS (Cost $68,107,536)		65,767,340
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $186,981,145)		$ 162,545,405
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 162,545,405	$ 162,545,405	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $186,981,734. Net unrealized depreciation aggregated $24,436,329, of which $1,629,978 related to appreciated investment securities and $26,066,307 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 2, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 2, 2009